Management of Financial Risks	12 Months Ended
Dec. 31, 2018
Disclosures Of Financial Risk Management [Abstract]
Management of Financial Risks

7 Management of financial risks

The principal financial instruments held by the Company are securities that are classified as cash and cash equivalents. The purpose of holding these instruments is to finance the ongoing business activities of the Company. It is not the Company’s policy to invest in financial instruments for speculative purposes.

The principal risks to which the Company is exposed are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.

Liquidity risk

The Company has been structurally loss-generating since its creation. The net cash flows used by the Company’s operating activities were respectively €17.6 million, €24.7 million and €39.3 million for the years ended December 31, 2016, 2017 and 2018, respectively.

The Company does not believe that it is exposed to short-term liquidity risk, considering the cash and cash equivalents that it had available as of December 31, 2018, amounting to €134.4 million which was primarily cash at hand and term deposits that are convertible into cash immediately without penalty. Management believes that the amount of cash and cash equivalents available is sufficient to fund the Company’s planned operations at least through the next twelve months.

Historically, the Company has financed its growth by strengthening its shareholders’ equity in the form of capital increases and the issue of convertible bonds. The Company believes that the capital increase associated with its initial public offering completed in May 2013, as well as the capital increases completed in 2014, 2015, 2016 and a private placement and an initial public offering in 2017, enable the Company to continue as a going concern for at least the twelve-month period starting in January 1, 2019.

The contractual cash flows of the financial liabilities as at December 31, 2016, 2017 and 2018 are as follows:

(in thousands of euros)		Contractual cash flows
As of December 31, 2016	Book value	Total	Less than one year	One to five years	More than five years
Financial liabilities
Bank loans	1,480	(1,480)	—	(1,480)	—
Conditional advances	1,182	(1,182)	—	—	(1,182)
Liabilities related to finance leases	204	(149)	(59)	(91)	—
Trade payables and related accounts	4,832	(4,832)	(4,832)	—	—
Total financial liabilities	7,697	(7,644)	(4,891)	(1,571)	(1,182)

(in thousands of euros)		Contractual cash flows
As of December 31, 2017	Book value	Total	Less than one year	One to five years	More than five years
Financial liabilities
Bank loans	1,534	(1,534)	(735)	(799)	—
Conditional advances	1,182	(1,182)	—	—	(1,182)
Liabilities related to finance leases	117	(117)	(79)	(39)	—
Bank overdrafts	11	(11)	(11)		—
Trade payables and related accounts	8,076	(8,076)	(8,076)	—	—
Total financial liabilities	10,919	(10,919)	(8,900)	(838)	(1,182)

(in thousands of euros)		Contractual cash flows
As of December 31, 2018	Book value	Total	Less than one year	One to five years	More than five years
Financial liabilities
Bank loans	799	(799)	(738)	(62)	—
Conditional advances	1,181	(1,181)	—	—	(1,181)
Liabilities related to finance leases	39	(39)	(39)	—	—
Trade payables and related accounts	16,655	(16,655)	(16,655)	—	—
Total financial liabilities	18,674	(18,674)	(17,431)	(62)	(1,181)

Foreign currency exchange risk

The Company’s functional currency is the euro. However, a significant portion of about 30% of its operating expenses is denominated in U.S. dollars (agency office in Cambridge, Massachusetts, cooperation relating to the production of clinical batches with the American Red Cross, business development consultants, consultants for the development of clinical trials in the United States, and various collaborations relating to tests and clinical projects in the United States). As a result, the Company is exposed to foreign exchange risk inherent in operating expenses incurred. The Company does not currently have revenues in euros, dollars nor in any other currency. As of December 31, 2018, management believes that the Company’s bank account position held in U.S. dollars is sufficient to cover operating expenses in dollars. As a consequence, the Company does not have a significant foreign currency exchange risk as of December 31, 2018. If this exposure to foreign exchange risk increase in the future, the Company will opt to use exchange rate hedging techniques.

The bank account position held in U.S. dollars amounted to $94,291 thousand as of December 31, 2018.

Change in exchange rate (decrease) from 1% would have an impact as of December 31, 2018 of €815 thousand.

Change in exchange rate (decrease) from 5% would have an impact as of December 31, 2018 of €3,921 thousand.

Change in exchange rate (decrease) from 10% would have an impact as of December 31, 2018 of €7,486 thousand.

Interest rate risk

The Company has very low exposure to interest rate risk. Such exposure primarily involves money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated.

The Company’s currently outstanding bank loan bears interest at a fixed rate, and therefore the company is not subject to interest rate risk with respect to this loan.

The repayment flows of the conditional advances from BPI France are not subject to interest rate risk.

Credit risk

The credit risk related to the Company’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions.

Inflation Risk

The Company does not believe that inflation has had a material effect on its business, financial condition or results of operations. If the Company’s costs were to become subject to significant inflationary pressures, the Company may not be able to fully offset such higher costs through price increases. Its inability or failure to do so could harm its business, financial condition and results of operations.